Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued liabilities not currently deductible:
Employee compensation and benefits	$ 28,410	$ 117,981
Employee time-off accrual	58,500	94,134
Project and non-project reserves	40,966	46,219
Tax basis of investments in excess of book basis		69,195
Net operating loss carryforward	184,517	180,450
U.S. foreign tax credit carryforward	168,027
Other comprehensive loss	71,537	271,878
Other	66,286	34,147
Total deferred tax assets	618,243	814,004
Valuation allowance for deferred tax assets	(99,529)	(81,360)
Deferred tax assets, net	518,714	732,644
Deferred tax liabilities:
Book basis of property, equipment and other capital costs in excess of tax basis	(86,780)	(88,262)
Residual U.S. tax on unremitted non-U.S. earnings		(161,827)
Dividend withholding on unremitted non-U.S. earnings	(42,201)
Other	(73,261)	(28,446)
Total deferred tax liabilities	(202,242)	(278,535)
Deferred tax assets, net of deferred tax liabilities	$ 316,472	$ 454,109